Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Leases [Abstract]
Operating cash outflow from operating leases	$ 19,767	$ 18,641
Operating cash outflow from finance leases	127	143
Financing cash outflow from finance leases	$ 938	$ 836	$ 683